INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of significant components of the deferred tax assets and liabilities

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$
Deferred tax assets
Net operating loss carry forwards	—	439,629	199,827
Valuation allowance	—	(439,629)	(199,827)
Total deferred tax assets	—	—	—